Segment information - Revenues by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	$ 923	$ 911	$ 545
Within discontinued operations
Disclosure of geographical areas [line items]
Revenue	0	0	331
Within continuing operations
Disclosure of geographical areas [line items]
Revenue	923	911	545
Within both continuing and discontinued operations
Disclosure of geographical areas [line items]
Revenue	923	911	876
Within both continuing and discontinued operations | United States
Disclosure of geographical areas [line items]
Revenue	452	410	217
Within both continuing and discontinued operations | China
Disclosure of geographical areas [line items]
Revenue	262	249	302
Within both continuing and discontinued operations | Singapore
Disclosure of geographical areas [line items]
Revenue	0	101	0
Within both continuing and discontinued operations | British Virgin Islands
Disclosure of geographical areas [line items]
Revenue	206	100	0
Within both continuing and discontinued operations | Switzerland
Disclosure of geographical areas [line items]
Revenue	0	0	312
Within both continuing and discontinued operations | Other
Disclosure of geographical areas [line items]
Revenue	$ 3	$ 51	$ 45